Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
6.
PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deductible VAT	11,434	30,701	4,390
Rental deposits	46,361	49,487	7,077
Interest receivables	61,027	52,919	7,567
Others	51,931	53,637	7,670
Total	170,753	186,744	26,704

The Group's allowance for credit losses related to financial assets included in prepayments and other current assets were not significant for the periods presented.